Notes to the consolidated statements of income - Share buyback program (Details) € / shares in Units, € in Thousands	1 Months Ended								5 Months Ended	8 Months Ended	9 Months Ended
	Mar. 31, 2026 EUR (€) € / shares shares	Feb. 28, 2026 EUR (€) € / shares shares	Jan. 31, 2026 EUR (€) € / shares shares	Dec. 31, 2025 € / shares shares	Nov. 30, 2025 EUR (€) € / shares shares	Oct. 31, 2025 EUR (€) € / shares shares	Sep. 30, 2025 EUR (€) € / shares shares	Aug. 31, 2025 EUR (€) € / shares shares	Dec. 29, 2025 EUR (€) shares	Mar. 31, 2026 EUR (€) € / shares shares	Apr. 30, 2026 shares	Jan. 09, 2026 EUR (€)	Aug. 11, 2025 EUR (€)	May 20, 2021 EUR (€) tranche
Share buy-back program
Number of shares repurchased | shares	3,705,233	2,596,794	2,898,373	5,607,549	4,164,232	788,260	1,479,790	2,084,733		23,324,964
Average weighted stock price per repurchased share | € / shares	€ 38.72	€ 39.67	€ 37.29	€ 40.26	€ 41.1	€ 46.38	€ 42.45	€ 42.68		€ 40.29
Share buy-back program value	€ 58,973									€ 58,973
Number of treasury shares held | shares	23,324,964									23,324,964
Share buy-back program
Share buy-back program
Number of shares repurchased | shares										23,324,964
Share buy-back program value														€ 1,000,000
Share buy-back program, number of tranches | tranche														2
Share buy-back program | Share buyback program non-adjusting event
Share buy-back program
Number of shares repurchased | shares											24,848,819
Percentage of share capital repurchased											8.50%
First tranche
Share buy-back program
Number of shares repurchased | shares				5,607,549	4,164,232	788,260	1,479,790	2,084,733	14,124,564
Share buy-back program value					€ 240,485	€ 411,651	€ 448,210	€ 511,021
Amount of shares repurchased									€ 586,450
First tranche | Maximum
Share buy-back program
Share buy-back program value													€ 600,000
Second tranche
Share buy-back program
Number of shares repurchased | shares	3,705,233	2,596,794	2,898,373
Share buy-back program value	€ 58,973	€ 202,449	€ 305,474							€ 58,973		€ 413,550
Liability related to shares yet to be repurchased	€ 67,384									€ 67,384